Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Quantitative Information for Financial Instruments Measured at Fair Value (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair value inputs, discount rate	[1]
Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets measured at fair value			$ 28,390
Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member]
Fair value inputs, comparability adjustments			(31.77%)
Fair value inputs, management adjustments			0.00%
Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member]
Fair value inputs, comparability adjustments			34.00%
Fair value inputs, management adjustments			10.00%
Commercial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments			1.12%
Fair value inputs, management adjustments			5.00%
Commercial Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Weighted Average [Member]
Fair value inputs, capitalization rate			11.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Construction [Member]
Assets measured at fair value		$ 51,161	$ 51,300
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Construction [Member] | Minimum [Member]
Fair value inputs, comparability adjustments		(5.00%)	(5.00%)
Fair value inputs, management adjustments		0.00%	0.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Construction [Member] | Maximum [Member]
Fair value inputs, comparability adjustments		99.00%	99.00%
Fair value inputs, management adjustments		10.00%	10.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Construction [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments		47.00%	47.00%
Fair value inputs, management adjustments		5.00%	5.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential [Member]
Assets measured at fair value		$ 1,105,312	$ 767,179
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential [Member] | Minimum [Member]
Fair value inputs, comparability adjustments		(22.00%)	(22.00%)
Fair value inputs, management adjustments		0.00%	0.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential [Member] | Maximum [Member]
Fair value inputs, comparability adjustments		0.00%	10.80%
Fair value inputs, management adjustments		40.00%	25.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments		(11.00%)	(5.60%)
Fair value inputs, management adjustments		20.00%	12.50%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial [Member]
Assets measured at fair value		$ 5,445,192	$ 7,347,541
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial [Member] | Minimum [Member]
Fair value inputs, comparability adjustments		(14.08%)	(31.77%)
Fair value inputs, management adjustments		0.00%	0.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial [Member] | Maximum [Member]
Fair value inputs, comparability adjustments		24.62%	34.00%
Fair value inputs, management adjustments		100.00%	10.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments		5.27%	1.12%
Fair value inputs, management adjustments		50.00%	5.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Farmland [Member]
Assets measured at fair value		$ 350,678	$ 350,583
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Farmland [Member] | Minimum [Member]
Fair value inputs, comparability adjustments		(27.00%)	(27.00%)
Fair value inputs, management adjustments		10.00%	10.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Farmland [Member] | Maximum [Member]
Fair value inputs, comparability adjustments		15.00%	15.00%
Fair value inputs, management adjustments		75.00%	75.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Farmland [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments		(6.00%)	(6.00%)
Fair value inputs, management adjustments		42.50%	42.50%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Assets measured at fair value		$ 2,505,188	$ 2,535,884
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair value inputs, comparability adjustments		(50.80%)	(50.80%)
Fair value inputs, management adjustments		6.25%	15.53%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair value inputs, comparability adjustments		316.00%	142.90%
Fair value inputs, management adjustments		76.92%	72.75%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Fair value inputs, comparability adjustments		132.60%	46.05%
Fair value inputs, management adjustments		36.31%	43.37%
Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial [Member] | Weighted Average [Member]
Fair value inputs, capitalization rate		10.67%	10.25%
Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member] | Weighted Average [Member]
Fair value inputs, discount rate		12.50%	12.50%

[1]	The Company relies on a third-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.